UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkeye Capital Management, LLC
Address: 800 Third Avenue, 9th Floor
         New York, NY  10022

13F File Number:  028-12191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Rubin
Title:     Managing Member
Phone:     (212) 265-0565

Signature, Place, and Date of Signing:

 /s/  Richard Rubin     New York, NY     August 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $276,759 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLUCORA INC                    COM              095229100    21670  1758895 SH       SOLE                  1758895        0        0
CIT GROUP INC                  COM NEW          125581801    28796   807966 SH       SOLE                   807966        0        0
COLLECTIVE BRANDS INC          COM              19421W100    24141  1127018 SH       SOLE                  1127018        0        0
IMATION CORP                   COM              45245A107     7283  1232258 SH       SOLE                  1232258        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103    57456  3625000 SH       SOLE                  3625000        0        0
MOSAIC CO NEW                  COM              61945C103     2738    50000 SH       SOLE                    50000        0        0
NORTH AMERN ENERGY PARTNERS    COM              656844107      361   139900 SH       SOLE                   139900        0        0
PANTRY INC                     COM              698657103    11882   808326 SH       SOLE                   808326        0        0
POPULAR INC                    COM NEW          733174700     8821   531094 SH       SOLE                   531094        0        0
SILGAN HOLDINGS INC            COM              827048109    16076   376571 SH       SOLE                   376571        0        0
SONIC AUTOMOTIVE INC           CL A             83545G102    34179  2500300 SH       SOLE                  2500300        0        0
UNITED ONLINE INC              COM              911268100      192    45504 SH       SOLE                    45504        0        0
VISTEON CORP                   COM NEW          92839U206     9766   260419 SH       SOLE                   260419        0        0
WARNACO GROUP INC              COM NEW          934390402    22787   535166 SH       SOLE                   535166        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105    21894   600000 SH       SOLE                   600000        0        0
XL GROUP PLC                   SHS              G98290102     8717   414300 SH       SOLE                   414300        0        0